Consolidated statement of equity - CAD ($) $ in Millions	Total	Equity Attributable to Controlling Interests	Common shares	Preferred Shares (Note 25)	Additional Paid-In Capital	Retained Earnings	AOCI Attributable to Parent	Equity Attributable to Non-Controlling Interests
Balance at beginning of year at Dec. 31, 2019			$ 24,387	$ 3,980		$ 3,955	$ (1,559)	$ 1,634
Shares issued:
Exercise of stock options			101
Issuance of stock options, net of exercises					$ 2
Net income attributable to controlling interests	$ 4,616					4,616
Common share dividends						(3,045)
Preferred share dividends						(159)
Other comprehensive income/(loss) attributable to controlling interests	(918)						(880)
Net income attributable to non-controlling interests	(297)							307
Other comprehensive income/(loss) attributable to non-controlling interests								(38)
Distributions declared to non-controlling interests								(221)
Balance at end of year at Dec. 31, 2020	33,080	$ 31,398	24,488	3,980	2	5,367	(2,439)	1,682
Shares issued:
Acquisition of TC PipeLines, LP, net of transaction costs (Note 23)	2,063		2,063		(398)		353	(1,563)
Exercise of stock options			165
Keystone XL project-level credit facility retirement and issuance of Class C Interests (Note 6)	737				737
Repurchase of redeemable non-controlling interest (Note 6)					394
Issuance of stock options, net of exercises					(6)
Net income attributable to controlling interests	1,955					1,955
Common share dividends						(3,409)
Preferred share dividends						(133)
Redemption of shares				(493)		(7)
Other comprehensive income/(loss) attributable to controlling interests	642						652
Net income attributable to non-controlling interests	(91)							90
Other comprehensive income/(loss) attributable to non-controlling interests								(10)
Distributions declared to non-controlling interests								(74)
Balance at end of year at Dec. 31, 2021	33,396	33,271	26,716	3,487	729	3,773	(1,434)	125
Shares issued:
Under public offering, net of issue costs			1,754
Dividend reinvestment and share purchase plan			342
Exercise of stock options			183
Issuance of stock options, net of exercises					(7)
Net income attributable to controlling interests	748					748
Common share dividends						(3,595)
Preferred share dividends						(95)
Redemption of shares				(988)		(12)
Other comprehensive income/(loss) attributable to controlling interests	2,397						2,389
Net income attributable to non-controlling interests	(37)							37
Other comprehensive income/(loss) attributable to non-controlling interests								8
Distributions declared to non-controlling interests								(44)
Balance at end of year at Dec. 31, 2022	$ 34,116	$ 33,990	$ 28,995	$ 2,499	$ 722	$ 819	$ 955	$ 126